Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021 [2]	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 6,229	[1]	$ 3,679	$ (1,637)
Other comprehensive income (loss), net of tax:
Change in unrealized gains (losses) on securities with no credit impairment net of tax expense (benefit) of: $(917), $(594), and $414 for the years ended December 31, 2022, 2021 and 2020, respectively	(7,507)	[2]	(2,144)	1,419
Change in unrealized gains (losses) on securities with credit impairment, net of tax expense (benefit) of: $(1), $1, and $1 for the years ended December 31, 2022, 2021 and 2020, respectively	(2)	[2]	3	4
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit) of $361 and $110 for the years ended December 31, 2022 and 2021, respectively.	1,303	[2]	397	0
Change in non-performance risk on market risk benefits, net of tax expense (benefit)	1,468	[2]	(332)	0
Total other comprehensive income (loss)	(4,738)	[2]	(2,076)	1,423
Comprehensive income (loss)	1,491	[2]	1,603	(214)
Less: Comprehensive income (loss) attributable to noncontrolling interests	43	[2]	262	(3)
Comprehensive income (loss) attributable to Jackson Financial Inc.	$ 1,448	[2]	$ 1,341	$ (211)

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.